Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 23,820	$ 23,726
Restricted Cash	45
Accounts receivable, net
Oil and gas sales	51,233	29,684
Joint interest owners	42,481	21,876
Other	1,459	4,590
Commodity derivative assets	8,837	17,648
Other current assets	2,392	1,088
Deferred tax assets	12
Total current assets	130,279	98,612
Oil and gas properties, net, at cost under the successful efforts method	1,312,551	1,007,344
Other property, plant and equipment, net	3,444	3,398
Commodity derivative assets	25,398	25,199
Other assets	15,006	16,133
Deferred tax assets	1,301
Total assets	1,487,979	1,150,686
Current liabilities
Trade accounts payable	89,430	38,036
Oil and gas sales payable	66,179	45,860
Accrued liabilities	10,805	5,255
Commodity derivative liabilities	10,664	4,035
Deferred tax liabilities		61
Asset retirement obligations	2,590	174
Total current liabilities	179,668	93,421
Long-term debt	658,000	610,000
Deferred revenue	14,531
Commodity derivative liabilities	190	7,657
Asset retirement obligations	8,373	9,332
Deferred tax liabilities	3,093	1,876
Total liabilities	863,855	722,286
Commitments and contingencies (Note 10)
Stockholders' / members' equity
Members' equity		428,400
Additional paid-in-capital	173,169
Retained earnings (deficit)	(2,186)
Stockholders' / members' equity	171,033	428,400
Non-controlling interest	453,091
Total stockholders' / members' equity	624,124	428,400	345,909	284,449
Total liabilities and stockholders' / members' equity	1,487,979	1,150,686
Class A common stock
Stockholders' / members' equity
Common stock	13
Class B common stock
Stockholders' / members' equity
Common stock	$ 37